STOCKHOLDERS' EQUITY (Details Narrative)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015 CAD shares	Jun. 30, 2015 $ / shares	Jun. 30, 2015 CAD shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Jun. 30, 2015 CAD shares
Stockholders Equity Details Narrative
Number of shares issued			1,550,000
Value of shares issued			CAD 141,450		$ 394,000
Common stock issued, price per share | $ / shares		$ 0.09
Shares of stock issued for services	44,058,817			400,000	900,000
Value of stock issued for services	CAD 4,759,440		5,891,495	$ 121,500	$ 350,900
Share price (in dollars per share) | $ / shares		0.107
Shares issued in private placement, shares	17,083,998			14,310,000
Shares issued in private placement	CAD 613,770			$ 715,500	$ 995,781
Shares issued, price per share | $ / shares		$ 0.036
Common stock, shares issued				106,586,000	95,076,000	342,237,149
Common Stock, shares outstanding				106,586,000	95,076,000	342,237,149
Liability for stock to be issued | CAD						CAD 98,605
Stock options-based compensation expense | $				$ 59,240	$ 119,942
Fair value of the stock options granted | $					239,930
Shares issued pursuant to an asset purchase | $				$ 340,000	$ 516,860
Shares issued pursuant to an asset purchase, shares				1,000,000	1,090,000
Stock options exercised | $				$ 12,500	$ 12,500
Stock options exercised, shares				50,000	50,000
Shares issued pursuant to services	CAD 4,759,440		CAD 5,891,495	$ 121,500	$ 350,900
Shares issued pursuant to services, shares	44,058,817			400,000	900,000